Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2018
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Schedule of revenue
	Six months ended
	June 30,
(in thousands of €)	2018	2017
Upfront payments	€6,812	€8,664
Milestone payments	10,132	9,677
Research and development service fees (FTE)	966	4,107
	€17,910	€22,448

Summary of recognition of the upfront and milestone payments received

			IAS 18		IFRS 15	IFRS 15	IAS 18	IAS 18	IFRS 15
Agreement	Consideration received	Consideration received	Outstanding balance in deferred revenue as at December 31, 2017	Deferred revenue reclassified from equity following adoption of IFRS 15	Outstanding balance in deferred income as at January 1, 2018	Revenue recognized, six months ended June 30, 2018	Revenue recognized, six months ended June 30, 2018	Revenue recognized, six months ended June 30, 2017	Outstanding balance in deferred revenue as at June 30, 2018
	(thousands of $)	(thousands of €)	(thousands of €)
AbbVie	60,000	52,931	9,812	2,564	12,376	16,310	15,327	16,351	4,700
LEO Pharma	—	4,500	258	86	344	634	618	1,548	210
Other (1)	—	—	—	—	—	—	—	442	—
		57,431	10,070	2,650	12,720	16,944	15,945	18,341	4,910

(1) "Other" refers to agreements for which there is no impact from the adoption of IFRS 15.

Schedule of other operating income

	Six months ended
	June 30,
(in thousands of €)	2018	2017
Grants	€553	€327
Research and development incentives	503	392
Payroll tax rebates	1,532	717
	€2,588	€1,436

Schedule of grants

(amounts presented in thousands of €)

VLAIO 1
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	11/01/2017
End date:	10/31/2020
Amount granted and approved:	€2,527
Amount recognized:	525

Schedule of revenue and non-current assets generated geographically

	Revenue from
	external
	customers
	Six months ended
	June 30,
(in thousands of €)	2018	2017
Netherlands	€214	€284
Denmark	859	4,213
Switzerland	527	1,574
United States	—	26
Luxembourg	16,310	16,351
Total	€17,910	€22,448

Schedule of research and development expenses

	Six months ended
	June 30,
(in thousands of €)	2018	2017
Personnel expense	€12,284	€6,517
External research and development expenses	17,313	14,652
Materials and consumables	785	847
Depreciation and amortization	220	216
Other expenses	3,769	3,360
	€34,371	€25,592

Schedule of general and administrative expenses

	Six months ended
	June 30,
(in thousands of €)	2018	2017
Personnel expense	€8,361	€2,217
Consulting fees	1,299	1,784
Supervisory board	477	263
Office costs	1,377	781
	€11,514	€5,045